Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 11 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of December 31, 2023	As of December 31, 2022
Property and buildings	$16,199,159	$16,676,800
Machinery and equipment	1,457,299	1,481,983
Transportation vehicles	596,207	774,619
Office and electronic equipment	181,125	159,069
Leasehold improvement	70,866	43,519
Subtotal	18,504,656	19,135,990
CIP	86,328	-
Less: accumulated depreciation	(3,632,094)	(3,413,535)
Impairment of fixed assets	(7,197,562)	(7,000,020)
Property, plant and equipment, net	$7,761,328	$8,722,435

Given the Company’s net loss position, the Company assessed that the expected future cash flows may not cover the carrying value of the Company’s fixed asset equipment and machinery. As a result, the Company recorded an impairment of approximately $0.4 million, nil and $4.3 million on its fixed assets for the year ended December 31, 2023, 2022 and 2021, respectively.

Depreciation expense was $471,936, $414,841 and $835,054 for the year ended December 31, 2023, 2022 and 2021, respectively.